Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Changes in Gross Carrying Amount and ECL Allowances (Detail) - Commercial [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 2,007,184,458	$ 1,256,949,812
Gross carrying amount, ending balance	3,224,511,676	2,007,184,458
Expected credit loss allowance, beginning balance	19,073,672	68,170,268
Expected credit loss allowance, ending balance	23,830,340	19,073,672
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	6,253,707,890	1,892,953,745
Expected credit loss allowance	23,838,211	12,234,719
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(5,004,348,440)	(499,799,279)
Expected credit loss allowance	(17,099,673)	(19,406,900)
Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	790,654,155	121,916,039
Expected credit loss allowance	4,168,044	(4,502,045)
Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(49,342)	(402,498)
Expected credit loss allowance	(49,342)	(402,554)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(822,637,045)	(764,433,361)
Expected credit loss allowance	(6,100,572)	(37,019,816)
Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	1,964,390,336	1,165,618,476
Gross carrying amount, ending balance	3,184,636,890	1,964,390,336
Expected credit loss allowance, beginning balance	5,106,740	13,343,076
Expected credit loss allowance, ending balance	4,851,280	5,106,740
Impairments Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	6,226,766,093	1,892,570,161
Expected credit loss allowance	12,665,881	12,024,149
Impairments Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(4,990,798,697)	(489,864,021)
Expected credit loss allowance	(10,757,787)	(5,502,408)
Impairments Stage 1 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	784,599,850	120,100,801
Expected credit loss allowance	(994,398)	(235,595)
Impairments Stage 1 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	18,936,615	3,372
Expected credit loss allowance	698,012	395
Impairments Stage 1 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(3,610,809)	(55)
Expected credit loss allowance	(6,779)	(912)
Impairments Stage 1 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,272,301)	(9,397,173)
Expected credit loss allowance	(1,088)	(6,932,851)
Impairments Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(813,374,197)	(714,641,225)
Expected credit loss allowance	(1,859,301)	(7,589,114)
Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	19,929,312	71,092,922
Gross carrying amount, ending balance	14,715,447	19,929,312
Expected credit loss allowance, beginning balance	748,744	38,914,921
Expected credit loss allowance, ending balance	6,105,314	748,744
Impairments Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	26,941,797	383,584
Expected credit loss allowance	11,172,330	210,570
Impairments Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(6,383,140)	(7,284,448)
Expected credit loss allowance	(995,950)	(11,140,384)
Impairments Stage 2 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	876,707	101,000
Expected credit loss allowance	(142,078)	(5,543,474)
Impairments Stage 2 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(18,936,615)	(3,372)
Expected credit loss allowance	(698,012)	(395)
Impairments Stage 2 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	3,610,809	55
Expected credit loss allowance	6,779	912
Impairments Stage 2 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(7,723,519)	(6,039,302)
Expected credit loss allowance	(3,057,357)	(1,072,026)
Impairments Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(3,599,904)	(38,321,127)
Expected credit loss allowance	(929,142)	(20,621,380)
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	22,864,810	20,238,414
Gross carrying amount, ending balance	25,159,339	22,864,810
Expected credit loss allowance, beginning balance	13,218,188	15,912,271
Expected credit loss allowance, ending balance	12,873,746	13,218,188
Impairments Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(7,166,603)	(2,650,810)
Expected credit loss allowance	(5,345,936)	(2,764,108)
Impairments Stage 3 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	5,177,598	1,714,238
Expected credit loss allowance	5,304,520	1,277,024
Impairments Stage 3 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	9,995,820	15,436,475
Expected credit loss allowance	3,058,445	8,004,877
Impairments Stage 3 [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(49,342)	(402,498)
Expected credit loss allowance	(49,342)	(402,554)
Impairments Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(5,662,944)	(11,471,009)
Expected credit loss allowance	$ (3,312,129)	$ (8,809,322)